Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of December 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.9%)
U.S. Government Securities (4.9%)
	United States Treasury Note/Bond	2.125%	12/31/22	10,400	10,553
1	United States Treasury Note/Bond	2.000%	8/15/25	19,780	20,033
	United States Treasury Note/Bond	2.250%	11/15/27	23,580	24,236
	United States Treasury Note/Bond	3.125%	11/15/28	358,235	393,836
	United States Treasury Note/Bond	2.625%	2/15/29	278,345	294,959
	United States Treasury Note/Bond	2.375%	5/15/29	649,080	674,641
2	United States Treasury Note/Bond	1.625%	8/15/29	292,555	284,966
	United States Treasury Note/Bond	1.750%	11/15/29	24,090	23,725
1	United States Treasury Note/Bond	3.625%	2/15/44	13,285	16,337
	United States Treasury Note/Bond	3.375%	5/15/44	292,125	345,850
	United States Treasury Note/Bond	3.000%	8/15/48	97,500	109,825
	United States Treasury Note/Bond	2.875%	5/15/49	215,840	237,998
	United States Treasury Note/Bond	2.250%	8/15/49	303,685	294,717
	United States Treasury Strip Principal	0.000%	5/15/47	179,000	92,130
	United States Treasury Strip Principal	0.000%	8/15/47	249,325	127,350
					2,951,156
Agency Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	27,106

Conventional Mortgage-Backed Securities (3.8%)
3,4	Fannie Mae Pool	2.500%	8/1/27–12/1/49	213,870	212,625
3,4	Fannie Mae Pool	2.780%	6/1/26	28,500	29,513
3,4,5	Fannie Mae Pool	3.000%	8/1/34–11/1/49	411,562	419,458
3,4	Fannie Mae Pool	3.070%	2/1/25	11,700	12,212
3,4	Fannie Mae Pool	3.500%	9/1/47–8/1/49	489,054	505,313
3,4	Fannie Mae Pool	4.000%	12/1/48–12/1/49	119,955	125,077
3,4	Freddie Mac Gold Pool	4.000%	7/1/33–12/1/48	49,268	51,289
3	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	27	30
3	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,402	2,690
3	UMBS Pool	2.500%	9/1/49–1/1/50	577,641	572,595
3	UMBS Pool	3.000%	12/1/48–1/1/50	309,290	313,846
3,5	UMBS Pool	3.500%	1/1/50	8,300	8,537
3	UMBS Pool	4.000%	12/1/49	38,308	40,113
					2,293,298
Nonconventional Mortgage-Backed Securities (1.1%)
3,4	Fannie Mae REMICS	1.500%	8/25/41–6/25/42	25,478	24,763
3,4	Fannie Mae REMICS	1.700%	6/25/43	5,215	5,147
3,4	Fannie Mae REMICS	2.000%	5/25/39–6/25/44	7,691	7,661
3,4	Fannie Mae REMICS	3.000%	6/25/44–9/25/57	120,603	123,152
3,4	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	337,651	352,292
3,4	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	19,205	20,016
3,4	Freddie Mac REMICS	2.500%	9/15/32	4,938	4,957
3,4	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	42,152	43,455
3,4	Freddie Mac REMICS	3.500%	3/15/31	3,267	3,405
3,4	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	61,905	65,646
3	Government National Mortgage Assn.	1.700%	10/20/45	10,855	10,726

3	Government National Mortgage Assn.	1.800%	5/20/41	11,905	11,766
					672,986
Total U.S. Government and Agency Obligations (Cost $5,794,741)					5,944,546
Asset-Backed/Commercial Mortgage-Backed Securities (3.3%)
3,6	Aaset 2019-1 Trust	3.844%	5/15/39	14,011	14,098
3,6	American Express Credit Account Master
	Trust	2.950%	3/15/23	61,000	61,673
6	American Tower Trust I	3.070%	3/15/23	32,900	33,317
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	12,670	12,674
3,6	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	13,260	13,227
3,6	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	34,420	34,350
3,6	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	8,287	8,378
3,6	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	28,755	28,834
3,6,7	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	3.192%	4/17/26	10,868	10,885
3,6,7	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	3.091%	1/15/31	7,405	7,354
3,6,7	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	3.040%	4/25/26	17,474	17,492
3,6,7	Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	3.116%	7/20/25	1,907	1,909
6	Bank of Montreal	2.500%	1/11/22	122,300	123,923
3	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	10,415	10,502
3,6	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.000%	6/21/21	3,238	3,245
3,6	Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	4,940	4,967
3	CarMax Auto Owner Trust 2018-4	3.110%	2/15/22	18,934	19,009
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	34,073	34,710
3,6	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	28,233	28,613
3,6,7	Cent CLO, 3M USD LIBOR + 1.150%	3.090%	10/25/28	16,895	16,927
3,6	Chesapeake Funding II LLC	3.390%	1/15/31	26,888	27,187
3,6	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	3,452	3,449
3,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	28,910	29,216
3,6	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	31,577	31,941
3,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	6,228	6,260
3,6	COLT 2018-4 Mortgage Loan Trust	4.006%	12/28/48	3,291	3,303
3,6	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	13,188	13,318
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,373
3,6	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	18,401	18,439
3,6	DB Master Finance LLC	3.787%	5/20/49	15,069	15,383
3,6	DB Master Finance LLC	4.021%	5/20/49	13,462	13,808
3,6	Deephave Residential Mortgage Trust 2019-
	2	3.558%	4/25/59	12,677	12,848
6	DNB Boligkreditt AS	2.500%	3/28/22	24,355	24,668
3,6	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,276
3,6	Enterprise Fleet Financing LLC	2.290%	2/20/25	31,355	31,452
3,6	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	689	689
3,6	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	19,262	19,334
3,6	Enterprise Fleet Financing LLC Series 2018-
	3	3.380%	5/20/24	16,294	16,483
3,6	Enterprise Fleet Financing LLC Series 2019-
	1	2.980%	10/20/24	24,850	25,086

3,6	Enterprise Fleet Financing LLC Series 2019-
	3	2.060%	5/20/25	20,280	20,298
3,6	Exeter Automobile Receivables Trust 2018-3	2.900%	1/18/22	274	274
3,6	Exeter Automobile Receivables Trust 2019-3	2.590%	9/15/22	10,371	10,392
3,6	Exeter Automobile Receivables Trust 2019-4	2.180%	1/17/23	15,180	15,183
3,4,7	Fannie Mae Connecticut Avenue Securities,
	1M USD LIBOR + 5.900%	7.692%	10/25/28	8,910	9,589
3,6	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	10,250	10,249
3	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	12,250	12,281
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.750%	8/25/25	10,785	11,547
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	20,480	20,700
3,4	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	29,245	29,232
3,6	Golden Credit Card Trust	1.980%	4/15/22	29,050	29,025
3,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	18,500	18,618
6	GTP Acquisition Partners I LLC	2.350%	6/15/20	18,745	18,752
3,6	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	33,500	33,754
3,6	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	10,768	10,750
3,6	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,815	10,752
3,6	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	12,880	12,804
3,6,7	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	3.226%	7/20/26	12,944	12,951
3,6,7	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	2.916%	4/19/30	34,150	33,979
3,6	MAPS Ltd.	4.458%	3/15/44	6,328	6,510
3,6,7	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	2.275%	7/21/24	36,965	36,903
3,6	MMAF Equipment Finance LLC 2019-B	2.010%	12/12/24	26,615	26,455
6	National Australia Bank Ltd.	2.400%	12/7/21	75,600	76,500
3	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	15,895	16,029
3,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	23,260	23,559
3,6	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,615	38,107
3,6	OneMain Direct Auto Receivables Trust
	2017-2	2.310%	12/14/21	1,604	1,603
3,6	OneMain Financial Issuance Trust 2016-1A	3.660%	2/20/29	1,856	1,859
3,6	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	10,309	10,309
3,6	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	34,078
3	Santander Drive Auto Receivables Trust
	2018-5	3.190%	3/15/22	5,058	5,063
3,6	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	17,541	17,617
3,6	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	11,435	11,486
3	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	23,657	24,229
3	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	38,448	39,538
3	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	56,301	57,929
3,6	Securitized Term Auto Receivables Trust
	2018-2	3.060%	2/25/21	4,134	4,141
3,6	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	18,220	18,441
3,6,7	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	3.122%	7/17/26	7,105	7,115
3,6	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	22,833
3,6	SoFi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	523	523

3,6	SoFi Consumer Loan Program 2018-4 Trust	3.540%	11/26/27	14,832	14,952
3,6	SoFi Consumer Loan Program 2019-1 Trust	3.240%	2/25/28	17,390	17,488
3,6	Springleaf Funding Trust 2015-B	3.480%	5/15/28	19,420	19,559
§,3,6	Start III Ltd.	3.536%	11/15/44	13,309	13,309
3,6	START Ireland	4.089%	3/15/44	18,380	18,612
3,6,7	Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	2.951%	7/14/26	36,945	36,913
3,6,7	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	3.126%	10/20/26	8,661	8,654
6	Toronto-Dominion Bank	2.500%	1/18/22	77,500	78,460
3,6	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,318	1,310
3,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	41,965	42,427
3	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	6,977
3,6	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,832	18,562
3,6	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	9,015	9,067
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	20,670	20,990
3,6	Verus Securitization Trust 2019-2	3.211%	5/25/59	13,621	13,761
3,6,7	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	2.993%	4/18/31	16,725	16,567
3,6	Westlake Automobile Receivables Trust	2.150%	2/15/23	12,930	12,933
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,940,485)					1,951,098
Corporate Bonds (41.2%)
Finance (16.1%)
	Banking (13.3%)
6	ABN AMRO Bank NV	2.450%	6/4/20	20,406	20,441
	American Express Credit Corp.	2.700%	3/3/22	83,055	84,369
	Banco Santander SA	3.125%	2/23/23	28,600	29,181
	Banco Santander SA	3.848%	4/12/23	17,000	17,682
	Bank of America Corp.	3.300%	1/11/23	18,875	19,520
3	Bank of America Corp.	2.816%	7/21/23	60,600	61,433
	Bank of America Corp.	4.100%	7/24/23	47,670	50,761
	Bank of America Corp.	3.004%	12/20/23	42,652	43,584
	Bank of America Corp.	4.125%	1/22/24	7,500	8,067
	Bank of America Corp.	4.000%	1/22/25	26,225	27,878
3	Bank of America Corp.	3.559%	4/23/27	54,370	57,314
3	Bank of America Corp.	3.593%	7/21/28	37,995	40,349
3	Bank of America Corp.	3.419%	12/20/28	48,603	50,903
3	Bank of America Corp.	4.271%	7/23/29	72,640	80,447
3	Bank of America Corp.	3.974%	2/7/30	69,430	75,570
3	Bank of America Corp.	3.194%	7/23/30	33,250	34,387
	Bank of America Corp.	6.110%	1/29/37	30,000	40,424
	Bank of America Corp.	5.875%	2/7/42	8,770	12,441
	Bank of America Corp.	5.000%	1/21/44	24,180	31,576
3	Bank of America Corp.	3.946%	1/23/49	5,290	5,995
3	Bank of America Corp.	4.330%	3/15/50	59,475	71,327
	Bank of Montreal	3.100%	4/13/21	46,940	47,619
	Bank of New York Mellon Corp.	2.150%	2/24/20	49,755	49,759
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	33,063
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	23,599
7	Bank of New York Mellon Corp., 3M USD
	LIBOR + 1.050%	2.986%	10/30/23	43,060	43,806
	Bank of Nova Scotia	2.450%	3/22/21	39,905	40,131
	Bank of Nova Scotia	2.800%	7/21/21	58,100	58,909
	Bank of Nova Scotia	2.700%	8/3/26	60,225	61,193
	Bank One Corp.	7.750%	7/15/25	25,000	30,891
6	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	38,059

	Barclays Bank plc	5.140%	10/14/20	7,935	8,108
3	Barclays plc	3.932%	5/7/25	52,770	55,432
7	Barclays plc, 3M USD LIBOR + 1.380%	3.284%	5/16/24	36,710	37,088
	BB&T Corp.	2.200%	3/16/23	60,000	60,353
6	BNP Paribas SA	2.950%	5/23/22	4,365	4,444
	BNP Paribas SA	3.250%	3/3/23	4,190	4,342
6	BNP Paribas SA	3.800%	1/10/24	76,490	80,230
6	BNP Paribas SA	3.375%	1/9/25	61,070	63,207
3,6	BNP Paribas SA	2.819%	11/19/25	44,480	44,805
6	BNP Paribas SA	3.500%	11/16/27	74,220	77,336
6	BPCE SA	5.700%	10/22/23	10,670	11,777
	BPCE SA	4.000%	4/15/24	25,885	27,697
6	BPCE SA	5.150%	7/21/24	37,185	40,767
6	BPCE SA	3.500%	10/23/27	64,900	67,097
6	BPCE SA	2.700%	10/1/29	48,550	48,110
7	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	2.614%	6/16/22	57,790	58,289
	Capital One Financial Corp.	2.500%	5/12/20	27,000	27,067
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,596
	Capital One Financial Corp.	3.750%	4/24/24	60,945	63,946
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,329
	Citibank NA	3.050%	5/1/20	67,750	67,919
	Citigroup Inc.	2.400%	2/18/20	87,550	87,552
	Citigroup Inc.	4.500%	1/14/22	30,140	31,570
	Citigroup Inc.	4.125%	7/25/28	45,085	48,919
3	Citigroup Inc.	3.520%	10/27/28	72,260	75,876
	Citigroup Inc.	6.625%	6/15/32	9,000	12,057
3	Citigroup Inc.	3.878%	1/24/39	37,225	40,726
	Citigroup Inc.	8.125%	7/15/39	1,883	3,143
	Citigroup Inc.	5.875%	1/30/42	7,460	10,519
	Citigroup Inc.	5.300%	5/6/44	12,142	15,393
	Comerica Bank	2.500%	7/23/24	26,085	26,382
	Commonwealth Bank of Australia	2.300%	3/12/20	21,255	21,270
6	Credit Agricole SA	3.750%	4/24/23	31,690	33,069
6	Credit Agricole SA	3.250%	10/4/24	79,590	82,305
6,7	Credit Agricole SA, 3M USD LIBOR +
	1.020%	2.956%	4/24/23	16,500	16,643
	Credit Suisse AG	3.000%	10/29/21	53,710	54,704
	Credit Suisse AG	3.625%	9/9/24	3,955	4,199
6	Credit Suisse Group AG	3.574%	1/9/23	40,835	41,904
3,6	Credit Suisse Group AG	4.207%	6/12/24	12,285	12,955
3,6	Credit Suisse Group AG	2.593%	9/11/25	33,940	33,991
3,6	Credit Suisse Group AG	3.869%	1/12/29	11,050	11,734
6,7	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	3.127%	6/12/24	24,825	25,138
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	25,000	25,221
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	45,685	47,482
	Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	57,400	60,661
6	Danske Bank A/S	2.000%	9/8/21	41,970	41,713
6	Danske Bank A/S	5.000%	1/12/22	20,770	21,789
6	Danske Bank A/S	3.875%	9/12/23	45,515	47,170
6	Danske Bank A/S	5.375%	1/12/24	27,035	29,656
	Deutsche Bank AG	4.250%	10/14/21	20,815	21,398
6	DNB Bank ASA	2.375%	6/2/21	42,450	42,659
	Fifth Third Bank	2.875%	10/1/21	8,780	8,909
	Fifth Third Bank	3.850%	3/15/26	29,295	31,119
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,235
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,334

	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	73,557
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	71,802
3	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	66,194
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,009
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	17,488
3	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	45,677
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,096
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	50,064
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	38,827
3	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	15,407
3	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	77,833
3	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	60,409
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,795	40,191
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	24,079
6	HSBC Bank plc	4.750%	1/19/21	42,960	44,058
	HSBC Holdings plc	3.400%	3/8/21	50,000	50,742
	HSBC Holdings plc	4.000%	3/30/22	10,870	11,310
3	HSBC Holdings plc	3.262%	3/13/23	25,625	26,182
	HSBC Holdings plc	3.600%	5/25/23	56,130	58,374
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,427
3	HSBC Holdings plc	4.041%	3/13/28	27,520	29,362
3	HSBC Holdings plc	4.583%	6/19/29	40,190	44,837
	HSBC Holdings plc	7.625%	5/17/32	15,800	21,836
	HSBC Holdings plc	6.500%	5/2/36	22,000	29,910
	HSBC Holdings plc	6.100%	1/14/42	43,680	61,949
	HSBC Holdings plc	5.250%	3/14/44	5,795	7,335
7	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	2.904%	5/18/24	26,495	26,660
	HSBC USA Inc.	2.350%	3/5/20	93,430	93,438
	HSBC USA Inc.	3.500%	6/23/24	18,355	19,421
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,235
	Huntington National Bank	2.400%	4/1/20	36,530	36,533
	ING Groep NV	3.150%	3/29/22	13,170	13,442
	ING Groep NV	3.950%	3/29/27	33,605	36,134
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,146
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,498
	JPMorgan Chase & Co.	4.350%	8/15/21	33,285	34,521
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,149
	JPMorgan Chase & Co.	3.250%	9/23/22	22,380	23,130
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	37,756
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,979
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	12,471
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	28,017
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	77,089
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	26,697
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,254
3	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	45,505
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	95,822
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	21,958
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	18,105
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	15,114
3	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	179,403
6	Macquarie Bank Ltd.	2.400%	1/21/20	10,195	10,198
3,6	Macquarie Group Ltd.	4.150%	3/27/24	50,725	53,149
	Manufacturers & Traders Trust Co.	2.100%	2/6/20	14,540	14,540
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	20,638
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	65,113
	Morgan Stanley	5.500%	7/24/20	15,000	15,299

	Morgan Stanley	5.750%	1/25/21	13,900	14,410
	Morgan Stanley	2.500%	4/21/21	30,630	30,764
	Morgan Stanley	2.625%	11/17/21	30,200	30,539
	Morgan Stanley	2.750%	5/19/22	63,830	64,943
	Morgan Stanley	3.750%	2/25/23	23,000	24,021
	Morgan Stanley	3.875%	4/29/24	22,050	23,390
3	Morgan Stanley	2.720%	7/22/25	51,520	52,005
	Morgan Stanley	4.000%	7/23/25	20,805	22,499
	Morgan Stanley	3.125%	7/27/26	36,950	38,033
	Morgan Stanley	4.350%	9/8/26	15,000	16,375
	Morgan Stanley	3.625%	1/20/27	31,000	32,915
3	Morgan Stanley	3.772%	1/24/29	56,830	61,046
	Morgan Stanley	7.250%	4/1/32	51,100	73,351
	Morgan Stanley	4.300%	1/27/45	24,705	29,011
3,6	Nationwide Building Society	3.622%	4/26/23	22,755	23,381
6	NBK SPC Ltd.	2.750%	5/30/22	56,875	57,246
	PNC Bank NA	3.300%	10/30/24	14,645	15,229
	PNC Bank NA	2.950%	2/23/25	34,775	35,561
	PNC Bank NA	3.100%	10/25/27	42,485	44,314
	PNC Bank NA	3.250%	1/22/28	60,960	63,999
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	42,194
	Royal Bank of Canada	2.500%	1/19/21	24,750	24,857
	Royal Bank of Canada	2.750%	2/1/22	44,630	45,369
	Santander Holdings USA Inc.	2.650%	4/17/20	19,225	19,244
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	29,173
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	26,756
6	Skandinaviska Enskilda Banken AB	2.450%	5/27/20	50,900	50,999
6	Societe Generale SA	3.250%	1/12/22	38,965	39,770
3,6	Standard Chartered plc	2.744%	9/10/22	42,655	42,854
3	State Street Corp.	2.653%	5/15/23	31,280	31,760
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	37,665
	Synchrony Bank	3.650%	5/24/21	46,290	47,201
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	98,243
	Truist Bank	2.625%	1/15/22	61,500	62,261
	Truist Bank	3.300%	5/15/26	11,955	12,428
	Truist Financial Corp	2.900%	3/3/21	34,300	34,587
	Truist Financial Corp.	3.200%	9/3/21	25,210	25,716
	Truist Financial Corp.	3.700%	6/5/25	48,000	51,700
6	UBS AG	2.200%	6/8/20	27,590	27,624
3,6	UBS Group AG	3.126%	8/13/30	18,240	18,554
6	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,950
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	59,680
6	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	46,490
	US Bancorp	2.625%	1/24/22	47,510	48,219
	US Bancorp	3.700%	1/30/24	39,005	41,452
	US Bancorp	2.375%	7/22/26	45,000	45,109
	Wachovia Corp.	6.605%	10/1/25	15,000	17,708
	Wells Fargo & Co.	2.150%	1/30/20	38,370	38,370
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,892
	Wells Fargo & Co.	4.600%	4/1/21	40,000	41,222
	Wells Fargo & Co.	3.500%	3/8/22	54,840	56,522
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,644
	Wells Fargo & Co.	3.450%	2/13/23	39,400	40,754
	Wells Fargo & Co.	4.480%	1/16/24	34,444	37,100
	Wells Fargo & Co.	3.750%	1/24/24	30,455	32,078
	Wells Fargo & Co.	3.000%	2/19/25	28,660	29,558
	Wells Fargo & Co.	3.550%	9/29/25	27,170	28,705
	Wells Fargo & Co.	3.000%	4/22/26	36,830	37,881

Wells Fargo & Co.	4.100%	6/3/26	45,700	49,124
Wells Fargo & Co.	3.000%	10/23/26	6,435	6,577
3 Wells Fargo & Co.	3.196%	6/17/27	57,145	59,151
3 Wells Fargo & Co.	2.879%	10/30/30	28,045	28,211
Wells Fargo & Co.	5.606%	1/15/44	28,551	37,756
Wells Fargo & Co.	4.650%	11/4/44	20,735	24,286
Wells Fargo & Co.	4.900%	11/17/45	16,060	19,601
Wells Fargo & Co.	4.400%	6/14/46	36,200	41,527
Wells Fargo & Co.	4.750%	12/7/46	38,790	46,201
Westpac Banking Corp.	2.300%	5/26/20	22,948	22,997

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	6,625	6,670
Charles Schwab Corp.	3.200%	3/2/27	19,790	20,769

Insurance (2.5%)
Aetna Inc.	2.800%	6/15/23	32,080	32,582
6 AIA Group Ltd.	3.600%	4/9/29	49,000	51,548
6 AIG Global Funding	2.700%	12/15/21	41,815	42,357
American International Group Inc.	4.250%	3/15/29	33,365	37,061
American International Group Inc.	4.500%	7/16/44	6,714	7,694
American International Group Inc.	4.750%	4/1/48	4,455	5,329
Anthem Inc.	3.700%	8/15/21	25,635	26,207
Anthem Inc.	3.300%	1/15/23	20,000	20,685
Anthem Inc.	3.650%	12/1/27	13,150	13,868
Anthem Inc.	4.101%	3/1/28	42,145	45,662
Anthem Inc.	4.650%	8/15/44	14,857	16,503
Anthem Inc.	4.375%	12/1/47	11,455	12,559
Berkshire Hathaway Inc.	2.750%	3/15/23	36,055	37,021
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	24,944
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,250
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	21,377
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,035
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	29,775
6 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,776
6 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,843
6 Jackson National Life Global Funding	3.250%	1/30/24	48,955	50,590
6 Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,770
6 Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,308
6 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	26,963
Loews Corp.	2.625%	5/15/23	14,100	14,370
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	25,201
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	8,985	11,364
6 MassMutual Global Funding II	2.000%	4/15/21	42,188	42,195
MetLife Inc.	3.600%	4/10/24	28,000	29,823
MetLife Inc.	4.125%	8/13/42	5,300	6,002
MetLife Inc.	4.875%	11/13/43	17,500	21,653
6 Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	29,235
6 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,215
6 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	31,965
6 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	44,500
6 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	31,449
6 Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	49,317
6 New York Life Global Funding	2.900%	1/17/24	58,670	60,588
6 New York Life Insurance Co.	5.875%	5/15/33	44,785	58,983
6 New York Life Insurance Co.	4.450%	5/15/69	14,535	16,680
6 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	25,275
6 Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	8,999

6 Principal Financial Global Funding LLC	2.500%	9/16/29	45,000	44,351
Prudential Financial Inc.	4.500%	11/15/20	24,055	24,581
6 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	21,990	27,120
6 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	48,726
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,870
UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,390
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,276
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	14,832
UnitedHealth Group Inc.	3.850%	6/15/28	34,260	37,516
UnitedHealth Group Inc.	4.625%	7/15/35	9,285	11,228
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	28,488
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	42,707
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	35,239
UnitedHealth Group Inc.	4.750%	7/15/45	19,035	23,245
UnitedHealth Group Inc.	4.200%	1/15/47	8,345	9,562
UnitedHealth Group Inc.	4.250%	6/15/48	12,545	14,553
Willis North America Inc.	2.950%	9/15/29	6,870	6,818

Real Estate Investment Trusts (0.3%)
AvalonBay Communities Inc.	3.625%	10/1/20	17,315	17,455
Boston Properties LP	3.125%	9/1/23	13,520	13,924
Boston Properties LP	3.800%	2/1/24	1,780	1,880
Healthpeak Properties Inc.	3.000%	1/15/30	30,600	30,558
Realty Income Corp.	5.750%	1/15/21	8,675	9,007
Simon Property Group LP	3.750%	2/1/24	6,645	7,040
Simon Property Group LP	3.375%	10/1/24	20,470	21,487
Simon Property Group LP	2.450%	9/13/29	38,350	37,626
6 WEA Finance LLC	4.125%	9/20/28	20,815	22,473
6 WEA Finance LLC	4.625%	9/20/48	26,575	30,503
				9,634,548
Industrial (20.1%)
Basic Industry (0.1%)
6 Air Liquide Finance SA	2.250%	9/27/23	21,000	21,006
6 Air Liquide Finance SA	2.500%	9/27/26	16,815	16,880
International Paper Co.	4.350%	8/15/48	43,570	46,279

Capital Goods (1.6%)
6 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,046
6 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	27,419
6 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	31,584
Boeing Co.	2.700%	2/1/27	16,380	16,508
Boeing Co.	5.875%	2/15/40	5,000	6,616
Boeing Co.	3.375%	6/15/46	11,731	11,360
Boeing Co.	3.850%	11/1/48	6,660	6,986
Boeing Co.	3.750%	2/1/50	2,915	3,071
Boeing Co.	3.825%	3/1/59	3,418	3,549
Boeing Co.	3.950%	8/1/59	20,032	21,390
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	40,293
Caterpillar Inc.	3.900%	5/27/21	16,635	17,076
Caterpillar Inc.	2.600%	6/26/22	9,575	9,717
Caterpillar Inc.	3.400%	5/15/24	19,475	20,580
Caterpillar Inc.	5.200%	5/27/41	19,770	25,512
Eaton Corp.	6.500%	6/1/25	10,000	11,641
General Dynamics Corp.	2.875%	5/11/20	54,940	55,152
General Dynamics Corp.	3.875%	7/15/21	9,950	10,231

General Electric Co.	2.700%	10/9/22	14,000	14,189
General Electric Co.	3.100%	1/9/23	6,094	6,221
Honeywell International Inc.	4.250%	3/1/21	29,484	30,370
Illinois Tool Works Inc.	3.500%	3/1/24	42,775	45,274
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,194
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,479
John Deere Capital Corp.	3.450%	3/13/25	43,560	46,241
Johnson Controls International plc	5.000%	3/30/20	29,000	29,198
Johnson Controls International plc	3.750%	12/1/21	596	612
Lockheed Martin Corp.	2.500%	11/23/20	12,340	12,398
Lockheed Martin Corp.	2.900%	3/1/25	26,840	27,887
Lockheed Martin Corp.	4.500%	5/15/36	6,715	7,951
Lockheed Martin Corp.	4.700%	5/15/46	12,041	15,202
Lockheed Martin Corp.	4.090%	9/15/52	4,609	5,387
Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,418
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	15,882
Raytheon Co.	3.125%	10/15/20	10,000	10,092
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	61,989
6 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	64,409
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	48,357
Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	29,692
United Technologies Corp.	4.500%	4/15/20	24,170	24,330
United Technologies Corp.	3.100%	6/1/22	10,095	10,365
United Technologies Corp.	4.125%	11/16/28	32,800	36,879
United Technologies Corp.	4.450%	11/16/38	9,050	10,625
United Technologies Corp.	4.500%	6/1/42	55,694	66,695
United Technologies Corp.	3.750%	11/1/46	5,891	6,418

Communication (3.1%)
America Movil SAB de CV	3.125%	7/16/22	66,820	68,151
America Movil SAB de CV	3.625%	4/22/29	25,600	27,140
America Movil SAB de CV	6.125%	3/30/40	10,010	13,412
American Tower Corp.	3.450%	9/15/21	23,985	24,561
American Tower Corp.	4.700%	3/15/22	2,905	3,060
American Tower Corp.	5.000%	2/15/24	8,641	9,507
American Tower Corp.	4.400%	2/15/26	7,300	7,986
American Tower Corp.	3.800%	8/15/29	36,501	38,993
AT&T Inc.	2.450%	6/30/20	17,525	17,573
AT&T Inc.	4.600%	2/15/21	4,900	5,013
AT&T Inc.	3.875%	8/15/21	20,000	20,590
AT&T Inc.	7.850%	1/15/22	23,750	26,274
AT&T Inc.	3.600%	7/15/25	22,963	24,233
6 British Telecommunications plc	3.250%	11/8/29	31,785	31,734
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	33,660	35,238
Comcast Corp.	3.000%	2/1/24	51,960	53,836
Comcast Corp.	3.600%	3/1/24	60,515	64,079
Comcast Corp.	3.375%	2/15/25	2,565	2,702
Comcast Corp.	3.150%	3/1/26	15,280	15,966
Comcast Corp.	2.350%	1/15/27	19,840	19,781
Comcast Corp.	4.250%	1/15/33	15,060	17,263
Comcast Corp.	4.200%	8/15/34	25,155	28,693
Comcast Corp.	4.400%	8/15/35	32,657	38,211
Comcast Corp.	4.600%	10/15/38	46,815	55,547
Comcast Corp.	4.650%	7/15/42	7,260	8,630
Comcast Corp.	4.500%	1/15/43	20,000	23,334
Comcast Corp.	4.750%	3/1/44	28,710	34,836

	Comcast Corp.	4.600%	8/15/45	46,358	55,287
	Comcast Corp.	3.969%	11/1/47	40,576	44,277
	Comcast Corp.	4.000%	3/1/48	17,415	19,145
	Comcast Corp.	4.700%	10/15/48	55,710	68,568
	Comcast Corp.	3.999%	11/1/49	26,848	29,665
	Comcast Corp.	4.049%	11/1/52	21,572	24,319
	Comcast Corp.	4.950%	10/15/58	34,115	44,357
6	Cox Communications Inc.	3.250%	12/15/22	26,585	27,318
6	Cox Communications Inc.	4.800%	2/1/35	58,525	64,608
6	Cox Communications Inc.	6.450%	12/1/36	1,575	2,002
6	Cox Communications Inc.	4.600%	8/15/47	3,325	3,673
	Crown Castle International Corp.	3.650%	9/1/27	10,385	10,942
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,111
6	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,674	11,213
6	Deutsche Telekom International Finance BV	4.375%	6/21/28	21,168	23,448
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	12,338
	Orange SA	9.000%	3/1/31	54,566	84,410
6	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,663
6	Sky Ltd.	3.750%	9/16/24	42,911	45,901
3,6	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	49,560
	Telefonica Emisiones SA	5.213%	3/8/47	34,575	41,042
	Telefonica Emisiones SAU	5.520%	3/1/49	16,870	21,101
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,797
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,883
	Verizon Communications Inc.	4.812%	3/15/39	67,074	81,105
	Verizon Communications Inc.	4.750%	11/1/41	28,730	34,720
	Verizon Communications Inc.	5.012%	4/15/49	52,343	66,934
	Verizon Communications Inc.	4.672%	3/15/55	6,414	7,870
	ViacomCBS Inc.	4.300%	2/15/21	22,710	23,124
	ViacomCBS Inc.	3.700%	6/1/28	14,790	15,423
	ViacomCBS Inc.	5.850%	9/1/43	14,700	18,419
	Vodafone Group plc	5.000%	5/30/38	1,890	2,202
	Vodafone Group plc	5.250%	5/30/48	47,080	56,882
	Walt Disney Co.	4.500%	2/15/21	4,650	4,784
	Walt Disney Co.	2.000%	9/1/29	84,065	81,474
	Walt Disney Co.	6.200%	12/15/34	11,000	15,341
	Walt Disney Co.	4.125%	6/1/44	3,720	4,378
	Walt Disney Co.	2.750%	9/1/49	14,600	13,719

	Consumer Cyclical (2.2%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,075
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	47,910
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	68,417
	Amazon.com Inc.	2.500%	11/29/22	31,600	32,205
	Amazon.com Inc.	2.800%	8/22/24	26,740	27,672
	Amazon.com Inc.	4.800%	12/5/34	55,880	70,395
	Amazon.com Inc.	4.950%	12/5/44	17,920	23,443
	Amazon.com Inc.	4.250%	8/22/57	32,790	39,848
	American Honda Finance Corp.	2.300%	9/9/26	17,135	17,080
	AutoZone Inc.	4.000%	11/15/20	25,000	25,359
	AutoZone Inc.	3.700%	4/15/22	12,752	13,156
6	BMW US Capital LLC	2.000%	4/11/21	19,815	19,822
6	BMW US Capital LLC	2.250%	9/15/23	93,000	92,932
3,6	CVS Pass-Through Trust	5.926%	1/10/34	12,811	14,747
6	Daimler Finance North America LLC	2.450%	5/18/20	8,005	8,013
6	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,707
6	Daimler Finance North America LLC	2.000%	7/6/21	60,000	59,762

6	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,364
6	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,085
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,979
	Ford Motor Credit Co. LLC	3.815%	11/2/27	38,150	36,847
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,782
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	61,383
	Home Depot Inc.	2.700%	4/1/23	24,715	25,308
	Home Depot Inc.	3.900%	12/6/28	10,040	11,202
	Home Depot Inc.	4.400%	3/15/45	22,390	26,653
	Home Depot Inc.	4.500%	12/6/48	12,020	14,806
6	Hyundai Capital America	2.550%	4/3/20	29,410	29,430
6,7	Hyundai Capital America, 3M USD LIBOR +
	0.940%	2.967%	7/8/21	50,500	50,607
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	118,706
	Lowe's Cos. Inc.	4.550%	4/5/49	17,360	20,256
	Marriott International Inc.	2.300%	1/15/22	44,000	44,176
	McDonald's Corp.	3.500%	7/15/20	21,760	21,931
	McDonald's Corp.	2.625%	1/15/22	10,175	10,312
	McDonald's Corp.	3.250%	6/10/24	4,400	4,607
	McDonald's Corp.	4.875%	12/9/45	22,775	27,467
	McDonald's Corp.	3.625%	9/1/49	19,125	19,411
	Starbucks Corp.	4.500%	11/15/48	35,130	40,331
	Target Corp.	2.900%	1/15/22	11,850	12,123
	Walmart Inc.	2.550%	4/11/23	44,450	45,349
	Walmart Inc.	3.550%	6/26/25	56,485	60,438
	Walmart Inc.	3.625%	12/15/47	14,950	16,547

	Consumer Noncyclical (6.2%)
6	AbbVie Inc.	4.050%	11/21/39	19,895	20,787
6	AbbVie Inc.	4.250%	11/21/49	32,685	34,407
6	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,736
6	Alcon Finance Corp.	3.800%	9/23/49	12,220	12,758
	Allergan Funding SCS	3.450%	3/15/22	23,785	24,330
	Allergan Funding SCS	3.800%	3/15/25	12,825	13,435
	Allergan Funding SCS	4.850%	6/15/44	14,075	15,628
6	Allergan Sales LLC	5.000%	12/15/21	23,725	24,787
	Altria Group Inc.	4.750%	5/5/21	40,806	42,218
	Altria Group Inc.	2.850%	8/9/22	11,835	12,052
	Altria Group Inc.	5.800%	2/14/39	25,475	29,789
	Altria Group Inc.	4.500%	5/2/43	10,105	10,258
	Altria Group Inc.	3.875%	9/16/46	22,625	21,012
	Amgen Inc.	3.625%	5/22/24	38,185	40,307
	Amgen Inc.	5.150%	11/15/41	12,740	15,409
	Anheuser-Busch Cos. LLC / Anheuser-
	Busch InBev World wide Inc.	4.900%	2/1/46	94,525	111,931
	Anheuser-Busch Cos. LLC / Anheuser-
	Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	17,829
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,807	58,770
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	818
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,621	2,666
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,718
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	19,314
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	16,478
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	41,994
	Ascension Health	2.532%	11/15/29	21,830	21,549
	Ascension Health	3.945%	11/15/46	11,280	12,468
3	Ascension Health	4.847%	11/15/53	2,165	2,726
	AstraZeneca plc	2.375%	11/16/20	37,225	37,354

AstraZeneca plc	3.375%	11/16/25	27,755	29,409
AstraZeneca plc	4.000%	1/17/29	33,295	36,916
BAT Capital Corp.	3.557%	8/15/27	60,340	61,432
6 BAT International Finance plc	3.500%	6/15/22	7,440	7,648
6 BAT International Finance plc	3.250%	6/7/22	50,880	51,980
6 BAT International Finance plc	3.950%	6/15/25	15,000	15,785
6 Bayer US Finance II LLC	4.250%	12/15/25	63,351	68,205
6 Bayer US Finance II LLC	5.500%	7/30/35	15,000	17,281
6 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,225
6 Bayer US Finance LLC	3.375%	10/8/24	26,960	27,763
Boston Scientific Corp.	4.000%	3/1/29	6,515	7,192
6 Bristol-Myers Squibb Co.	3.550%	8/15/22	21,144	21,846
6 Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,486
6 Bristol-Myers Squibb Co.	3.250%	2/20/23	7,590	7,798
6 Bristol-Myers Squibb Co.	4.000%	8/15/23	1,455	1,551
6 Bristol-Myers Squibb Co.	3.625%	5/15/24	11,980	12,608
6 Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	31,401
6 Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	19,343
6 Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	8,782
6 Bristol-Myers Squibb Co.	4.250%	10/26/49	36,520	43,042
6 Cargill Inc.	4.760%	11/23/45	57,879	72,005
6 Cigna Corp.	3.250%	4/15/25	30,765	31,646
Cigna Corp.	4.375%	10/15/28	18,115	20,050
Cigna Corp.	4.800%	8/15/38	25,725	29,603
Cigna Corp.	4.900%	12/15/48	18,087	21,446
Coca-Cola Co.	4.500%	9/1/21	14,785	15,216
Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,641
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	28,000	29,587
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,231
CommonSpirit Health	2.950%	11/1/22	36,807	37,410
CommonSpirit Health	4.200%	8/1/23	11,695	12,294
CommonSpirit Health	2.760%	10/1/24	28,080	28,247
CommonSpirit Health	3.347%	10/1/29	40,950	41,193
3 CommonSpirit Health	4.350%	11/1/42	22,185	22,784
CommonSpirit Health	4.187%	10/1/49	36,600	36,498
Conagra Brands Inc.	4.600%	11/1/25	7,685	8,466
Conagra Brands Inc.	5.300%	11/1/38	22,930	27,187
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,430
CVS Health Corp.	2.750%	12/1/22	20,000	20,314
CVS Health Corp.	4.875%	7/20/35	18,205	20,743
CVS Health Corp.	5.125%	7/20/45	25,595	30,138
6 Danone SA	2.589%	11/2/23	10,000	10,117
6 Danone SA	2.947%	11/2/26	68,785	69,641
Diageo Capital plc	2.625%	4/29/23	42,580	43,287
Diageo Capital plc	2.375%	10/24/29	19,420	19,100
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,571
Dignity Health	3.812%	11/1/24	18,560	19,450
6 EMD Finance LLC	2.400%	3/19/20	1,100	1,100
6 EMD Finance LLC	2.950%	3/19/22	19,640	19,933
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	12,264
6 Forest Laboratories Inc.	4.875%	2/15/21	3,312	3,390
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,307
Gilead Sciences Inc.	2.500%	9/1/23	26,390	26,786
Gilead Sciences Inc.	3.700%	4/1/24	21,420	22,739
Gilead Sciences Inc.	3.500%	2/1/25	28,575	30,311
Gilead Sciences Inc.	4.500%	2/1/45	55,782	64,386
Gilead Sciences Inc.	4.750%	3/1/46	13,200	15,766
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	26,357

GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	20,468
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	52,708
6 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	60,719
Johnson & Johnson	6.730%	11/15/23	15,000	17,598
Johnson & Johnson	2.450%	3/1/26	78,000	79,201
Kaiser Foundation Hospitals	3.500%	4/1/22	10,115	10,449
Kaiser Foundation Hospitals	3.150%	5/1/27	18,190	18,952
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	15,576
Kroger Co.	3.300%	1/15/21	13,605	13,750
Kroger Co.	3.850%	8/1/23	5,055	5,333
3 Mayo Clinic	4.128%	11/15/52	11,465	12,877
Medtronic Inc.	3.150%	3/15/22	23,969	24,642
Medtronic Inc.	3.500%	3/15/25	14,070	15,069
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	14,497
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,016
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	6,892
Merck & Co. Inc.	2.350%	2/10/22	24,825	25,131
Merck & Co. Inc.	2.800%	5/18/23	15,650	16,126
Merck & Co. Inc.	2.750%	2/10/25	38,000	39,256
Merck & Co. Inc.	3.400%	3/7/29	58,390	63,057
Merck & Co. Inc.	4.150%	5/18/43	28,405	33,555
Mercy Health	4.302%	7/1/28	19,830	21,918
Molson Coors Beverage Co.	3.500%	5/1/22	14,905	15,283
Molson Coors Beverage Co.	3.000%	7/15/26	57,600	58,196
New York & Presbyterian Hospital	4.024%	8/1/45	5,785	6,435
Novartis Capital Corp.	3.400%	5/6/24	13,425	14,206
Novartis Capital Corp.	4.400%	5/6/44	21,485	26,075
Partners Healthcare System	3.443%	7/1/21	2,000	2,045
PepsiCo Inc.	2.375%	10/6/26	72,545	73,537
PepsiCo Inc.	4.000%	3/5/42	35,200	40,049
PepsiCo Inc.	3.450%	10/6/46	45,740	48,283
Pfizer Inc.	3.000%	6/15/23	25,440	26,410
Pfizer Inc.	3.000%	12/15/26	28,400	29,776
Pfizer Inc.	3.450%	3/15/29	52,500	56,459
Pfizer Inc.	4.100%	9/15/38	52,715	60,211
Philip Morris International Inc.	4.500%	3/26/20	25,000	25,144
Philip Morris International Inc.	1.875%	2/25/21	43,455	43,407
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,156
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,374
Philip Morris International Inc.	2.625%	3/6/23	23,000	23,372
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,358
Philip Morris International Inc.	4.500%	3/20/42	11,665	13,090
Philip Morris International Inc.	3.875%	8/21/42	22,785	23,659
Philip Morris International Inc.	4.875%	11/15/43	5,835	6,868
Philip Morris International Inc.	4.250%	11/10/44	15,000	16,534
3 Procter & Gamble - ESOP	9.360%	1/1/21	4,376	4,584
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	18,290	18,467
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	17,025	16,667
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	12,030	12,873
6 Roche Holdings Inc.	2.375%	1/28/27	61,570	61,756
Sanofi	4.000%	3/29/21	36,275	37,209
6 Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	22,053
SSM Health Care Corp.	3.823%	6/1/27	35,390	37,413
Unilever Capital Corp.	4.250%	2/10/21	78,185	80,267

Wyeth LLC	5.950%	4/1/37	15,000	20,425

Energy (2.1%)
6 BG Energy Capital plc	4.000%	10/15/21	17,070	17,646
BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,528
BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,335
BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,322
BP Capital Markets plc	2.315%	2/13/20	3,760	3,761
BP Capital Markets plc	3.062%	3/17/22	35,770	36,678
BP Capital Markets plc	2.500%	11/6/22	8,000	8,141
BP Capital Markets plc	3.994%	9/26/23	13,130	14,006
BP Capital Markets plc	3.814%	2/10/24	38,000	40,550
BP Capital Markets plc	3.506%	3/17/25	41,710	44,387
Chevron Corp.	2.355%	12/5/22	6,000	6,079
Chevron Corp.	3.191%	6/24/23	69,750	72,542
Cimarex Energy Co.	4.375%	6/1/24	30,289	31,897
ConocoPhillips	7.000%	3/30/29	11,500	14,962
ConocoPhillips	4.950%	3/15/26	12,710	14,590
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	14,572
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	19,434
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	15,739
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	7,600
Energy Transfer Partners LP	5.300%	4/15/47	5,600	5,980
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,858
Enterprise Products Operating LLC	4.250%	2/15/48	23,475	25,315
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,804
Exxon Mobil Corp.	2.726%	3/1/23	10,710	10,963
Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,690
Exxon Mobil Corp.	2.275%	8/16/26	35,095	35,181
Exxon Mobil Corp.	2.440%	8/16/29	24,070	24,187
Exxon Mobil Corp.	4.114%	3/1/46	10,845	12,692
7 MPLX LP, 3M USD LIBOR + 0.900%	2.785%	9/9/21	13,855	13,889
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	27,890
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	9,320
Occidental Petroleum Corp.	3.400%	4/15/26	11,750	12,012
Phillips 66	4.300%	4/1/22	30,000	31,466
6 Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	22,568
6 Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	27,318
6 Schlumberger Investment SA	2.400%	8/1/22	20,765	20,903
Shell International Finance BV	3.250%	5/11/25	28,680	30,304
Shell International Finance BV	4.125%	5/11/35	40,575	47,356
Shell International Finance BV	5.500%	3/25/40	10,795	14,612
Shell International Finance BV	4.375%	5/11/45	95,725	113,987
Suncor Energy Inc.	3.600%	12/1/24	19,505	20,656
Suncor Energy Inc.	5.950%	12/1/34	13,000	16,940
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	3,635
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	22,248
Texaco Capital Inc.	8.625%	4/1/32	25,000	38,870
Total Capital International SA	2.700%	1/25/23	32,714	33,419
Total Capital International SA	3.750%	4/10/24	50,000	53,384
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	31,133
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,263
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	64,878

Other Industrial (0.3%)
George Washington University	3.545%	9/15/46	10,000	10,280
Georgetown University	4.315%	4/1/49	7,010	8,406
3 Johns Hopkins University	4.083%	7/1/53	24,695	28,521

6 SBA Tower Trust	3.168%	4/11/22	49,780	50,333
6 SBA Tower Trust	3.448%	3/15/23	28,730	29,623
6 SBA Tower Trust	2.836%	1/15/25	24,160	24,304

Technology (3.9%)
Apple Inc.	2.850%	2/23/23	43,845	45,020
Apple Inc.	3.000%	2/9/24	22,750	23,546
Apple Inc.	3.450%	5/6/24	31,140	33,090
Apple Inc.	2.850%	5/11/24	45,635	47,160
Apple Inc.	2.750%	1/13/25	21,615	22,310
Apple Inc.	3.250%	2/23/26	38,220	40,423
Apple Inc.	2.450%	8/4/26	55,182	55,941
Apple Inc.	3.350%	2/9/27	56,435	60,051
Apple Inc.	3.200%	5/11/27	39,750	41,869
Apple Inc.	2.900%	9/12/27	83,420	86,735
Apple Inc.	3.850%	5/4/43	15,275	17,063
Apple Inc.	4.450%	5/6/44	4,035	4,932
Apple Inc.	3.850%	8/4/46	36,510	40,976
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	36,975	38,282
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	28,510	29,571
6 Broadcom Inc.	4.250%	4/15/26	3,395	3,604
Cisco Systems Inc.	2.500%	9/20/26	15,921	16,231
Fiserv Inc.	3.200%	7/1/26	21,845	22,616
Intel Corp.	2.875%	5/11/24	29,825	30,934
Intel Corp.	4.100%	5/19/46	47,755	54,897
International Business Machines Corp.	3.375%	8/1/23	61,300	64,118
International Business Machines Corp.	3.625%	2/12/24	22,800	24,127
International Business Machines Corp.	3.000%	5/15/24	81,400	84,285
International Business Machines Corp.	7.000%	10/30/25	25,000	31,192
International Business Machines Corp.	3.300%	5/15/26	148,025	155,938
International Business Machines Corp.	3.500%	5/15/29	98,025	105,208
Microsoft Corp.	2.375%	2/12/22	19,865	20,135
Microsoft Corp.	3.625%	12/15/23	13,500	14,365
Microsoft Corp.	2.875%	2/6/24	61,625	63,894
Microsoft Corp.	2.700%	2/12/25	23,890	24,692
Microsoft Corp.	3.125%	11/3/25	26,300	27,798
Microsoft Corp.	2.400%	8/8/26	64,501	65,149
Microsoft Corp.	3.450%	8/8/36	53,965	58,999
Microsoft Corp.	4.100%	2/6/37	45,435	53,523
Microsoft Corp.	4.500%	10/1/40	18,210	22,560
Microsoft Corp.	4.450%	11/3/45	61,885	77,088
Microsoft Corp.	3.700%	8/8/46	50,485	56,967
Microsoft Corp.	4.250%	2/6/47	61,800	75,422
Oracle Corp.	1.900%	9/15/21	70,285	70,374
Oracle Corp.	2.500%	5/15/22	38,860	39,414
Oracle Corp.	2.400%	9/15/23	63,535	64,555
Oracle Corp.	2.950%	11/15/24	80,105	83,046
Oracle Corp.	2.950%	5/15/25	11,300	11,745
Oracle Corp.	3.250%	11/15/27	112,120	118,539
Oracle Corp.	4.000%	11/15/47	32,260	36,026
QUALCOMM Inc.	2.600%	1/30/23	26,140	26,597
QUALCOMM Inc.	2.900%	5/20/24	38,055	39,212
6 Tencent Holdings Ltd.	3.575%	4/11/26	6,255	6,497
6 Tencent Holdings Ltd.	3.595%	1/19/28	57,625	60,291
6 Tencent Holdings Ltd.	3.975%	4/11/29	30,760	33,088

Transportation (0.6%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,394
Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	6,855
CSX Corp.	4.300%	3/1/48	16,635	18,698
CSX Corp.	3.350%	9/15/49	13,475	13,258
6 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,649
6 ERAC USA Finance LLC	3.300%	10/15/22	745	767
6 ERAC USA Finance LLC	7.000%	10/15/37	3,775	5,314
6 ERAC USA Finance LLC	5.625%	3/15/42	31,000	38,522
FedEx Corp.	2.700%	4/15/23	15,810	16,040
FedEx Corp.	4.100%	2/1/45	4,320	4,155
FedEx Corp.	4.750%	11/15/45	11,802	12,423
FedEx Corp.	4.550%	4/1/46	5,894	6,023
FedEx Corp.	4.050%	2/15/48	1,653	1,586
FedEx Corp.	4.950%	10/17/48	11,131	12,096
Kansas City Southern	4.950%	8/15/45	13,845	16,233
6 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.450%	7/1/24	15,560	16,135
6 Penske Truck Leasing Co. LP / PTL Finance
Corp.	2.700%	11/1/24	22,660	22,810
6 Penske Truck Leasing Co. LP / PTL Finance
Corp.	3.950%	3/10/25	53,520	56,601
Union Pacific Corp.	3.700%	3/1/29	27,750	30,214
Union Pacific Corp.	4.300%	3/1/49	7,030	8,042
Union Pacific Corp.	3.799%	10/1/51	14,843	15,742
3 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	7,213	7,439
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,362
				12,005,335
Utilities (5.0%)
Electric (4.4%)
AEP Texas Inc.	4.150%	5/1/49	4,750	5,258
AEP Texas Inc.	3.450%	1/15/50	16,810	16,794
Alabama Power Co.	5.200%	6/1/41	3,365	4,124
Alabama Power Co.	4.100%	1/15/42	5,595	5,992
Alabama Power Co.	3.750%	3/1/45	20,255	21,242
Alabama Power Co.	4.300%	7/15/48	27,790	32,015
Ameren Illinois Co.	2.700%	9/1/22	58,000	59,006
Ameren Illinois Co.	3.800%	5/15/28	22,365	24,372
Ameren Illinois Co.	3.700%	12/1/47	5,085	5,388
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	26,672
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	21,010
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,917	45,304
Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	13,476
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	7,828
6 Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,350
Commonwealth Edison Co.	2.950%	8/15/27	23,275	23,917
Commonwealth Edison Co.	4.350%	11/15/45	11,990	13,919
Commonwealth Edison Co.	3.650%	6/15/46	6,420	6,734
Commonwealth Edison Co.	4.000%	3/1/48	17,900	19,922
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,354
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	61,904
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	35,990
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,952
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	29,777
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	28,309
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,001

Dominion Energy Inc.	2.579%	7/1/20	12,040	12,070
Dominion Energy Inc.	2.715%	8/15/21	14,945	15,057
6 Dominion Energy Inc.	2.450%	1/15/23	106,490	106,724
Dominion Energy Inc.	4.900%	8/1/41	13,562	15,747
Dominion Energy Inc.	4.600%	3/15/49	17,875	20,752
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,514
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,794
Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	31,053
Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	12,411
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,051
Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	32,559
DTE Energy Co.	3.800%	3/15/27	19,405	20,455
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,223
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	18,845
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,488
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,260
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	5,732
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	18,427
Duke Energy Corp.	2.650%	9/1/26	17,480	17,477
Duke Energy Corp.	3.400%	6/15/29	11,420	11,923
Duke Energy Corp.	4.800%	12/15/45	37,600	44,398
Duke Energy Corp.	3.750%	9/1/46	14,740	15,056
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,511
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,243
Duke Energy Progress LLC	4.100%	3/15/43	6,221	6,928
Duke Energy Progress LLC	4.200%	8/15/45	61,923	70,016
Emera US Finance LP	3.550%	6/15/26	32,320	33,510
Entergy Corp.	2.950%	9/1/26	7,085	7,184
Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,402
Evergy Inc.	2.450%	9/15/24	28,130	28,264
Evergy Inc.	2.900%	9/15/29	30,000	29,812
Eversource Energy	2.900%	10/1/24	25,155	25,654
Eversource Energy	3.150%	1/15/25	6,775	6,974
Eversource Energy	3.300%	1/15/28	14,490	14,938
Florida Power & Light Co.	6.200%	6/1/36	12,452	16,680
Florida Power & Light Co.	5.950%	2/1/38	10,000	13,687
Florida Power & Light Co.	5.690%	3/1/40	4,994	6,751
Florida Power & Light Co.	5.250%	2/1/41	29,745	38,384
Florida Power & Light Co.	4.125%	2/1/42	20,000	22,702
Florida Power & Light Co.	3.700%	12/1/47	27,690	30,487
Fortis Inc.	3.055%	10/4/26	44,365	45,223
Georgia Power Co.	4.750%	9/1/40	34,725	39,315
Georgia Power Co.	4.300%	3/15/42	48,262	52,244
Indiana Michigan Power Co.	4.250%	8/15/48	14,590	16,587
Kansas City Power & Light Co.	4.200%	3/15/48	3,282	3,769
6 Massachusetts Electric Co.	5.900%	11/15/39	21,895	29,094
6 Metropolitan Edison Co.	4.300%	1/15/29	5,006	5,568
6 Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,540	2,769
MidAmerican Energy Co.	5.750%	11/1/35	9,925	13,035
MidAmerican Energy Co.	4.250%	5/1/46	14,675	17,328
MidAmerican Energy Co.	4.250%	7/15/49	11,000	13,186
MidAmerican Energy Co.	3.150%	4/15/50	44,720	44,125
6 Monongahela Power Co.	4.100%	4/15/24	11,000	11,741
6 Monongahela Power Co.	5.400%	12/15/43	4,320	5,545
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	13,800	14,084
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	15,355	15,837

	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	32,210	33,144
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	42,355	42,561
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,193
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	34,913
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	13,619
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	20,128
6	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	39,237
3,6	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	41,582
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,417
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,939
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	20,512
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	6,796
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	20,633
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,287
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,540
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	32,884
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	14,446
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,860
	PacifiCorp	2.950%	6/1/23	14,835	15,200
	PacifiCorp	3.600%	4/1/24	20,000	21,066
	PacifiCorp	3.350%	7/1/25	15,354	16,097
	PacifiCorp	5.750%	4/1/37	14,188	18,535
	PacifiCorp	4.150%	2/15/50	8,215	9,423
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,320
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,302
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	12,972
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,735
	Progress Energy Inc.	3.150%	4/1/22	20,800	21,216
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,101
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	22,605
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,069
	Southern California Edison Co.	3.875%	6/1/21	24,860	25,383
	Southern California Edison Co.	2.400%	2/1/22	8,270	8,310
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,409
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,075
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,600
	Southern California Edison Co.	4.500%	9/1/40	5,150	5,629
	Southern California Edison Co.	4.050%	3/15/42	17,788	18,345
	Southern California Edison Co.	3.900%	3/15/43	8,782	8,931
	Southern California Edison Co.	4.650%	10/1/43	16,770	18,803
	Southern California Edison Co.	3.600%	2/1/45	8,160	7,950
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,839
	Southern California Edison Co.	4.125%	3/1/48	32,029	33,882
	Southern Co.	2.950%	7/1/23	44,985	45,807
	Southern Co.	4.400%	7/1/46	25,160	27,803
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,910
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,932
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,965
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,432
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	43,264
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	12,501
	Westar Energy Inc.	3.250%	9/1/49	3,120	3,048
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	18,016
	Xcel Energy Inc.	3.350%	12/1/26	33,370	34,793

	Natural Gas (0.5%)
6	Boston Gas Co.	3.150%	8/1/27	8,010	8,284

6	Boston Gas Co.	3.001%	8/1/29	5,700	5,814
6	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	69,836
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,868
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,785
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,804
6	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	16,735	15,982
6	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	37,450
6	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,506
	NiSource Finance Corp.	6.250%	12/15/40	10,000	12,988
	NiSource Finance Corp.	5.250%	2/15/43	13,546	16,400
	NiSource Finance Corp.	4.800%	2/15/44	8,500	9,747
	Sempra Energy	2.850%	11/15/20	11,900	11,972
	Sempra Energy	2.875%	10/1/22	14,066	14,302
	Sempra Energy	3.800%	2/1/38	20,000	20,820
	Sempra Energy	6.000%	10/15/39	21,184	27,511
	Southern California Gas Co.	2.600%	6/15/26	28,885	28,855

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	20,629
	American Water Capital Corp.	4.200%	9/1/48	28,425	32,042
					2,978,757
Total Corporate Bonds (Cost $23,042,691)					24,618,640
Sovereign Bonds (2.6%)
8	Canadian Treasury Bill	0.000%	1/6/20	34,014	26,187
6	Electricite de France SA	4.600%	1/27/20	31,972	32,026
6	Electricite de France SA	4.875%	9/21/38	81,600	95,102
6	Electricite de France SA	4.875%	1/22/44	2,910	3,349
6	Electricite de France SA	4.950%	10/13/45	12,500	14,524
	Equinor ASA	2.900%	11/8/20	22,450	22,635
	Equinor ASA	2.750%	11/10/21	31,091	31,603
	Equinor ASA	2.450%	1/17/23	10,840	11,004
	Equinor ASA	2.650%	1/15/24	10,105	10,337
	Equinor ASA	3.700%	3/1/24	20,035	21,339
	Equinor ASA	3.250%	11/10/24	22,425	23,610
9	Japan	0.100%	1/15/20	2,944,850	27,104
10	Japan Bank for International Cooperation	2.250%	2/24/20	53,298	53,318
10	Japan Bank for International Cooperation	2.125%	6/1/20	21,888	21,905
10	Japan Bank for International Cooperation	2.125%	7/21/20	40,500	40,554
6,11	Kingdom of Saudi Arabia	2.375%	10/26/21	31,570	31,688
6,11	Kingdom of Saudi Arabia	2.875%	3/4/23	40,405	41,112
12	Korea Development Bank	2.500%	3/11/20	62,550	62,606
13	Province of Ontario	4.400%	4/14/20	48,000	48,345
13	Province of Ontario	2.500%	4/27/26	100,400	102,767
14	Province of Quebec	2.500%	4/20/26	134,755	137,923
6	Saudi Arabian Oil Co.	3.500%	4/16/29	34,770	35,905
6	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	51,685	51,734
6	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	51,685	53,241
6	Sinopec Group Overseas Development 2016
	Ltd.	3.500%	5/3/26	28,000	29,147
6	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	31,520	32,009
6	Sinopec Group Overseas Development 2018
	Ltd.	2.950%	11/12/29	37,475	37,605
6	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	64,038
6	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	30,451

6,15	State of Kuwait	2.750%	3/20/22	4,315	4,379
6,16	State of Qatar	5.250%	1/20/20	53,470	53,559
6,16	State of Qatar	2.375%	6/2/21	55,255	55,389
6,16	State of Qatar	3.875%	4/23/23	69,280	73,153
6,16	State of Qatar	3.375%	3/14/24	3,250	3,400
6,16	State of Qatar	4.000%	3/14/29	18,952	21,144
6,16	State of Qatar	5.103%	4/23/48	30,000	38,345
6	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	39,429
6	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	39,778
Total Sovereign Bonds (Cost $1,464,326)					1,521,744
Taxable Municipal Bonds (3.0%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	11,485	11,418
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	27,625	42,196
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	7.043%	4/1/50	28,955	47,004
	California GO	5.700%	11/1/21	10,875	11,640
	California GO	7.500%	4/1/34	5,845	8,802
	California GO	7.550%	4/1/39	16,780	26,916
	California GO	7.350%	11/1/39	61,000	93,703
	California GO	7.625%	3/1/40	1,035	1,657
	California GO	7.600%	11/1/40	39,385	65,013
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	5,816
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	14,649
	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	7,650	10,999
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	2,290	2,997
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	31,175	42,115
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	60,775	82,102
	County of Broward FL Airport System
	Revenue	3.477%	10/1/43	10,070	10,115
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	22,485	32,039
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,026
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	85,540
	Foothill-Eastern Transportation Corridor
	Agency California	4.094%	1/15/49	9,840	9,824
17	Foothill-Eastern Transportation Corridor
	Agency California	3.924%	1/15/53	33,725	33,271
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	62,237	83,801
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	7,637	10,519
	Houston TX GO	6.290%	3/1/32	15,660	18,882
	Illinois GO	5.100%	6/1/33	32,115	34,621
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	21,936
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	38,405	48,043
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	5,725	9,399

	Louisville & Jefferson County KY
	Metropolitan Sewer District Sewer &
	Drainage System Revenue	6.250%	5/15/43	11,000	15,891
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	16,023
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	19,801
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	16,565	16,560
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	11,385	11,342
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.384%	12/1/40	17,615	17,576
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,115
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	45,452
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	3,050
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	2,485	3,619
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	360	367
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.790%	6/15/41	1,445	1,468
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	2,655	3,770
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,802
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	22,749
	New York State Dormitory Authority
	Revenue	3.142%	7/1/43	10,670	10,579
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.110%	2/15/39	21,345	21,357
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.190%	2/15/43	11,865	11,908
	New York State Thruway Authority	2.900%	1/1/35	16,215	16,160
	New York State Thruway Authority	3.500%	1/1/42	9,140	9,105
	New York State Thruway Authority Revenue	5.883%	4/1/30	29,670	36,868
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	86,245	86,433
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	31,790	49,876
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	19,335
18	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,737
19	Philadelphia PA Authority for Industrial
	Development	6.550%	10/15/28	64,830	80,900
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	1,960	2,292
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	7,295
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	53,000	64,957
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	13,743
	Princeton University New Jersey	5.700%	3/1/39	13,020	18,064
	Regents of the University of California
	Revenue	3.063%	7/1/25	49,360	51,687
	Rutgers The State University of New Jersey	3.270%	5/1/43	11,595	11,475

Sales Tax Securitization Corp. Illinois
Revenue	4.787%	1/1/48	21,030	24,432
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	6,175	8,499
Texas Transportation Commission Revenue	5.178%	4/1/30	12,275	14,777
University of California	3.349%	7/1/29	7,220	7,683
University of California Regents Medical
Center Revenue	6.548%	5/15/48	19,240	27,782
University of California Regents Medical
Center Revenue	6.583%	5/15/49	18,160	26,147
University of California Revenue	4.601%	5/15/31	19,390	22,158
University of California Revenue	5.770%	5/15/43	23,675	31,377
University of California Revenue	4.765%	5/15/44	4,740	5,094
University of California Revenue	3.931%	5/15/45	18,275	19,599
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	30,282
17 Wisconsin GO	5.700%	5/1/26	8,285	9,303
Total Taxable Municipal Bonds (Cost $1,560,728)				1,818,532
			Shares
Common Stocks (38.1%)
Communication Services (2.4%)
Verizon Communications Inc.			12,451,780	764,539
Comcast Corp. Class A			12,406,673	557,928
BCE Inc.			2,526,154	117,033
				1,439,500
Consumer Discretionary (1.4%)
Home Depot Inc.			1,806,256	394,450
McDonald's Corp.			1,427,360	282,061
Cie Generale des Etablissements Michelin SCA			1,178,877	145,072
				821,583
Consumer Staples (5.0%)
Philip Morris International Inc.			6,063,104	515,910
Coca-Cola Co.			8,703,002	481,711
Unilever NV			7,721,146	443,657
Procter & Gamble Co.			3,200,589	399,754
PepsiCo Inc.			2,197,051	300,271
Archer-Daniels-Midland Co.			6,403,671	296,810
Mondelez International Inc. Class A			4,229,854	232,980
Nestle SA			2,055,002	222,485
Sysco Corp.			1,111,532	95,081
				2,988,659
Energy (3.6%)
Exxon Mobil Corp.			8,029,203	560,278
Chevron Corp.			3,879,086	467,469
Suncor Energy Inc.			13,904,033	456,052
^ TC Energy Corp. (XTSE)			6,303,120	335,700
Kinder Morgan Inc.			9,631,972	203,909
Phillips 66			1,109,684	123,630
				2,147,038
Financials (7.1%)
JPMorgan Chase & Co.			7,990,096	1,113,819
Bank of America Corp.			22,504,720	792,616
MetLife Inc.			8,886,377	452,939
Progressive Corp.			4,465,690	323,271
Truist Financial Corp.			5,400,762	304,171
PNC Financial Services Group Inc.			1,862,491	297,310
Travelers Cos. Inc.			1,741,383	238,482

M&T Bank Corp.	1,240,777	210,622
American International Group Inc.	3,780,546	194,055
BlackRock Inc.	373,819	187,919
Chubb Ltd.	764,420	118,990
		4,234,194
Health Care (7.1%)
Johnson & Johnson	5,172,778	754,553
Pfizer Inc.	18,559,842	727,175
Merck & Co. Inc.	5,251,774	477,649
Medtronic plc	3,823,848	433,816
Eli Lilly & Co.	2,517,752	330,908
Koninklijke Philips NV	6,525,068	318,971
Roche Holding AG	936,855	304,480
Novartis AG	2,809,450	266,026
AstraZeneca plc ADR	5,162,904	257,422
CVS Health Corp.	3,336,274	247,852
Bristol-Myers Squibb Co.	2,198,117	141,097
		4,259,949
Industrials (3.5%)
Lockheed Martin Corp.	1,454,037	566,173
Eaton Corp. plc	3,941,094	373,300
Caterpillar Inc.	2,353,945	347,631
Union Pacific Corp.	1,600,063	289,275
Vinci SA	1,880,548	209,444
BAE Systems plc	23,393,247	175,154
3M Co.	963,025	169,897
		2,130,874
Information Technology (3.6%)
Cisco Systems Inc.	14,910,223	715,094
Intel Corp.	9,690,569	579,981
Corning Inc.	7,894,033	229,795
KLA Corp.	1,160,780	206,816
Texas Instruments Inc.	1,303,409	167,214
Maxim Integrated Products Inc.	2,616,501	160,941
Analog Devices Inc.	718,786	85,421
		2,145,262
Materials (0.5%)
Dow Inc.	3,338,345	182,708
^ Nutrien Ltd.	2,084,252	99,856
		282,564
Real Estate (0.8%)
Crown Castle International Corp.	3,293,758	468,208

Utilities (3.1%)
Dominion Energy Inc.	4,453,718	368,857
Sempra Energy	1,967,327	298,011
Eversource Energy	3,415,210	290,532
Duke Energy Corp.	2,995,428	273,213
American Electric Power Co. Inc.	2,756,137	260,483
NextEra Energy Inc.	914,813	221,531
Exelon Corp.	3,052,894	139,181
		1,851,808
Total Common Stocks (Cost $15,657,643)		22,769,639

	Coupon		Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.1%)
20,21 Vanguard Market Liquidity Fund	1.816%		8,724	87,247

			Face
		Maturity	Amount
		Date	($000)
Certificates of Deposit (0.1%)
8 Toronto-Dominion Bank (New York Branch)	2.000%	1/3/20	72,700	55,977

Commercial Paper (0.2%)
6,22 Boeing Co.	2.176%-2.207%	2/26/20	87,669	87,381
Ford Motor Credit Co. LLC	3.680%	5/1/20	36,000	35,687
				123,068
Repurchase Agreements (0.5%)
Bank of Montreal
(Dated 12/31/19, Repurchase Value
$48,404,000, collateralized by Federal
Home Loan Mortgage Corp., 3.500%,
9/1/46-8/1/47, and Federal National
Mortgage Assn., 4.000%, 11/1/42, with a
value of $49,368,000)	1.570%	1/2/20	48,400	48,400
Credit Agricole Securities (USA) Inc.
(Dated 12/31/19, Repurchase Value
$18,302,000, collateralized by U.S.
Treasury Note/Bond, 3.625%, 2/15/44,
with a value of $18,666,000)	1.550%	1/2/20	18,300	18,300
Deutsche Bank Securities, Inc.
(Dated 12/31/19, Repurchase Value
$49,504,000, collateralized by Federal
National Mortgage Assn., 3.000%-4.500%,
12/1/39-2/1/49, with a value of
$50,490,000)	1.570%	1/2/20	49,500	49,500
HSBC Bank USA
(Dated 12/31/19, Repurchase Value
$21,802,000, collateralized by U.S.
Treasury Bill, 0.000%, 6/18/20, and U.S.
Treasury Note/Bond, 2.250%, 4/30/24,
with a value of $22,236,000)	1.550%	1/2/20	21,800	21,800
HSBC Bank USA
(Dated 12/31/19, Repurchase Value
$37,003,000, collateralized by Federal
Home Loan Bank, 1.625%, 12/20/21,
Federal Home Loan Mortgage Corp.,
0.000%, 1/15/20-1/15/29, Federal National
Mortgage Assn., 0.000%-2.125%,
4/24/26-11/15/30, U.S. Treasury Bill,
0.000%, 1/14/20-6/4/20, and U.S.
Treasury Note/Bond, 0.125%-
5.000%,1/31/20-8/15/40, with a value of
$37,740,000)	1.570%	1/2/20	37,000	37,000

JP Morgan Securities LLC
(Dated 12/31/19, Repurchase Value
$92,108,000, collateralized by U.S.
Treasury Bill, 0.000%, 8/13/20, and U.S.
Treasury Note/Bond, 1.500%-2.500%,
4/30/20-11/30/24, with a value of
$93,942,000)	1.550%	1/2/20	92,100	92,100
Natixis
(Dated 12/31/19, Repurchase Value
$3,900,000, collateralized by U.S.
Treasury Note/Bond, 2.750%-6.125%,
5/15/21-2/15/49, with a value of
$3,978,000)	1.550%	1/2/20	3,900	3,900
Normura International plc
(Dated 12/31/19, Repurchase Value
$16,201,000, collateralized by U.S.
Treasury Note/Bond, 1.500%, 9/30/24,
with a value of $16,524,000)	1.550%	1/2/20	16,200	16,200
RBC Capital Markets LLC
(Dated 12/31/19, Repurchase Value
$21,202,000, collateralized by Federal
Home Loan Mortgage Corp., 3.500%-
4.500%, 2/1/44-8/1/49, and Federal
National Mortgage Assn., 3.000%-5.000%,
2/1/41-9/1/49, with a value of
$21,624,000)	1.560%	1/2/20	21,200	21,200
RBS Securities, Inc.
(Dated 12/31/19, Repurchase Value
$2,200,000, collateralized by U.S.
Treasury Note/Bond, 0.125%, 7/15/22,
with a value of $2,244,000)	1.550%	1/2/20	2,200	2,200
				310,600
Total Temporary Cash Investments (Cost $575,743)				576,892
Total Investments (99.0%) (Cost $50,036,357)				59,201,091
Other Assets and Liabilities-Net (1.0%)				583,535
Net Assets (100%)				59,784,626

§ Security value determined using significant unobservable inputs.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $84,248,000.
1 Securities with a value of $14,188,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $582,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2019.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate value of these securities was $7,351,608,000, representing 12.3% of net assets.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8 Face amount denominated in Canadian dollars.
9 Face amount denominated in Japanese yen.

10 Guaranteed by the Government of Japan.
11 Guaranteed by the Kingdom of Saudi Arabia.
12 Guaranteed by the Republic of Korea.
13 Guaranteed by the Providence of Ontario.
14 Guaranteed by the Province of Quebec.
15 Guaranteed by the State of Kuwait.
16 Guaranteed by the State of Qatar.
17 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
18 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
19 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
21 Collateral of $87,235,000 was received for securities on loan.
22 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
December 31, 2019, the value of these securities was $87,381,000, representing 0.1% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
TBA—To Be Announced.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2020	18,237	2,163,079	(7,943)
2-Year U.S. Treasury Note	March 2020	837	180,374	(67)
10-Year U.S. Treasury Note	March 2020	158	20,291	(173)
				(8,183)

Wellesley Income Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche
Bank AG	1/3/20	USD	54,934	CAD	72,700	—	(1,053)
J.P. Morgan
Securities
LLC	1/15/20	USD	27,171	JPY	2,944,850	45	—
Bank of
America,
N.A.	1/6/20	USD	25,951	CAD	34,014	—	(244)
						45	(1,297)

CAD—Canadian dollar.
JPY—Japanese yen.
USD—United States dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market

Wellesley Income Fund

values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net

Wellesley Income Fund

amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At December 31, 2019, counterparties had deposited in segregated accounts securities with a value of $340,000 and cash of $71,000 in connection with TBA transactions.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Wellesley Income Fund

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	5,944,546	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,937,789	13,309
Corporate Bonds	—	24,618,640	—
Sovereign Bonds	—	1,521,744	—
Taxable Municipal Bonds	—	1,818,532	—
Common Stocks	21,128,006	1,641,633	—
Temporary Cash Investments	87,247	489,645	—
Futures Contracts—Assets[1]	39	—	—
Futures Contracts—Liabilities[1]	(445)	—	—
Forward Currency Contracts—Assets	—	45	—
Forward Currency Contracts—Liabilities	—	(1,297)	—
Total	21,214,847	37,971,277	13,309
1 Represents variation margin on the last day of the reporting period.